Related Party Transactions (Detail Textuals) - USD ($)			1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 09, 2017	Nov. 09, 2017	Nov. 30, 2017	Jan. 31, 2014	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	May 10, 2012
Related Party Transaction [Line Items]
Amount due to related parties					$ 81,918,686		$ 81,918,686		$ 45,639	$ 1,060,817
Principal amount of convertible note									50,000,000
Interest expenses related to note					$ 30,000	$ 29,507	$ 59,507	$ 59,507	120,000	$ 120,000
Accumulated interest payable									$ 20,055
Mr. Shane McMahon
Related Party Transaction [Line Items]
Interest expenses related to note			$ 407,863
Mr. Shane McMahon | $3.0 Million Convertible Note
Related Party Transaction [Line Items]
Amount due to related parties											$ 3,000,000
Principal amount of convertible note											$ 3,000,000
Interest rate of convertible note											4.00%
Conversion price of note convertible	$ 1.50	$ 1.50
Amount recognized as beneficial conversion feature				$ 2,126,000
Maturity date of the note	Dec. 31, 2019	Dec. 31, 2019		Dec. 31, 2015
Mr. Shane McMahon | $3.0 Million Convertible Note | Series E Preferred Stock
Related Party Transaction [Line Items]
Conversion price of note convertible				$ 1.75						$ 1.50